CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2016
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
BALANCE SHEETS
BALANCE SHEETS

	As of December 31,
	2015	2016
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets:
Cash and cash equivalents	3,998	4,271	615
Restricted cash	—	10,733,202	1,545,903
Amounts due from subsidiaries	5,497,613,545	6,717,714,285	967,552,108
Prepaid expenses and other current assets	327,688	4,208,266	606,116
Total current assets	5,497,945,231	6,732,660,024	969,704,742

Total assets	5,497,945,231	6,732,660,024	969,704,742

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	9,761,003	8,678,123	1,249,909
Income tax payable	88,231,790	4,169,661	600,556
Total current liabilities	97,992,793	12,847,784	1,850,465

Long-term debt	1,255,989,958	2,366,903,154	340,904,962
Deficits in subsidiaries and VIEs	195,889,202	361,779,545	52,107,094
Total liabilities	1,549,871,953	2,741,530,483	394,862,521

Shareholders’ equity:
Common shares, US$0.001 par value, 500,000,000 and 500,000,000 (including 407,328,619 Class A and 92,671,381 Class B) shares authorized, 137,133,413 (including 64,123,625 Class A and 73,009,788 Class B) and 138,860,287 (including 67,547,921 Class A and 71,312,366 Class B) shares issued and outstanding as of December 31, 2015 and December 31, 2016, respectively	867,001	878,463	126,525
Additional paid-in capital	4,433,439,156	4,474,702,198	644,491,171
Accumulated other comprehensive income	74,554,822	43,201,465	6,222,305
Accumulated deficit	(560,787,701)	(527,652,585)	(75,997,780)
Total shareholders’ equity	3,948,073,278	3,991,129,541	574,842,221

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	5,497,945,231	6,732,660,024	969,704,742

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	For the Years Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$ (Note 2(d))
Operating expenses:
General and administrative expenses	(12,681,141)	(21,426,624)	(25,424,596)	(3,661,903)
Loss from operations	(12,681,141)	(21,426,624)	(25,424,596)	(3,661,903)

Interest income:
Third party	—	—	3,537,155	509,456
Subsidiaries	—	—	41,696,607	6,005,561
Total interest income	—	—	45,233,762	6,515,017
Interest expense	—	(6,905,640)	(128,065,737)	(18,445,303)
Gain from sale of cost method investment	—	803,059,728	—	—
Share of gain (loss) of subsidiaries and VIEs	(80,464,296)	(2,227,088)	147,442,803	21,236,180
Other income	—	9,917,716	—	—
Income (loss) before income taxes	(93,145,437)	782,418,092	39,186,232	5,643,991

Provision for income taxes	—	(86,079,287)	(6,051,116)	(871,542)
Net income (loss)	(93,145,437)	696,338,805	33,135,116	4,772,449
Accretion on Series A convertible redeemable preferred shares to redemption value	(69,598)	—	—	—
Accretion on Series B convertible redeemable preferred shares to redemption value	(3,451,997)	—	—	—
Accretion on Series C convertible redeemable preferred shares to redemption value	(75,476,317)	—	—	—
Accretion on Series D convertible redeemable preferred shares to redemption value	(51,479,102)	—	—	—
Accretion on Series E convertible redeemable preferred shares to redemption value	(97,696,064)	—	—	—
Accretion on Class A convertible redeemable preferred shares to redemption value	(22,601,694)	—	—	—
Net income (loss) attributable to common shareholders	(343,920,209)	696,338,805	33,135,116	4,772,449

Net income (loss)	(93,145,437)	696,338,805	33,135,116	4,772,449
Changes in cumulative foreign currency translation adjustment, net of tax of nil	(5,437,415)	73,410,193	(31,353,357)	(4,515,823)
Comprehensive income (loss)	(98,582,852)	769,748,998	1,781,759	256,626

STATEMENTS OF CASH FLOWS
STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$(Note 2(d))
Net cash provided by operating activities	14	—	—	—

Net cash used in investing activities	—	—	—	—

Net cash used in financing activities:	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	230	273	39

Net increase in cash and cash equivalents	14	230	273	39
Cash and cash equivalents-beginning of year	3,754	3,768	3,998	576
Cash and cash equivalents-end of year	3,768	3,998	4,271	615

Supplemental disclosure for cash flow information:
Cash paid for interest	—	—	—	—
Cash paid for income taxes	—	—	—	—

	For the Years Ended December 31,
	2014	2015	2016
				US$
	RMB	RMB	RMB	(Note 2(d))
Supplemental disclosure of non-cash investing and financing activities:
Proceeds from issuance of convertible redeemable preferred shares (cash received by a subsidiary of the Company on behalf of the Company)	154,338,750	—	—	—
Payment of convertible redeemable preferred shares issuance costs (cash paid by a subsidiary of the Company on behalf of the Company)	(859,771)	—	—	—
Proceeds from exercise of warrants(cash received by a subsidiary of the Company on behalf of the Company)	50,705,282	—	—	—
Proceeds from issuance of Class A common shares in IPO, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)	644,443,313	—	—	—
Proceeds from issuance of Class A common shares in private placement concurrent with IPO net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)	306,934,945	—	—	—
Payment for IPO issuance costs (cash paid by a subsidiary of the Company on behalf of the Company)	—	(20,656,597)	—	—
Proceeds from issuance of Class A common shares in private placement, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)	—	792,860,341	—	—
Proceeds from exercise of share options (cash received by a subsidiary of the Company on behalf of the Company)	—	4,891,204	25,431,373	3,662,880
Proceeds of issuance of Senior Notes, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)	—	1,241,289,905	—	—
Payment for Senior Notes issuance costs (cash paid by a subsidiary of the Company on behalf of the Company)	—	—	(2,740,945)	(394,778)
Proceeds of US$150 million syndicated loan, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)	—	—	957,158,701	137,859,528
Proceeds from sale of cost method investment, net of related transaction costs (cash received by a subsidiary of the Company on behalf of the Company)	—	954,428,056	—	—
Conversion of convertible redeemable preferred shares to Class B common shares	2,678,292,288	—	—	—
Accrued listing expenses	20,656,597	—
Accrued professional fees for issuance of Senior Notes	—	2,740,945	—	—
Subscription receivables related to share option exercise	—	197,816	—	—